Consolidated statements of changes in equity (deficit) - CAD ($)	Capital stock	Pre-funded warrants	Contributed surplus	Deficit	Accumulated other comprehensive income	Total
Shareholders' equity at Aug. 31, 2023	$ 50,395,717		$ 11,684,829	$ (51,548,737)	$ 1,032,628	$ 11,564,437
Shareholders' equity (in shares) at Aug. 31, 2023	82,795
Total comprehensive income (loss)				1,025,129	28,520	1,053,649
Share-based compensation - stock options [note 16]			74,333			74,333
Securities issuance, net of transaction costs [note 15] (in shares)	3,534
Securities issuance, net of transaction costs [note 15]	$ 1,420,722					1,420,722
Shareholders' equity at Nov. 30, 2023	$ 51,816,439		11,759,162	(50,523,608)	1,061,148	14,113,141
Shareholders' equity (in shares) at Nov. 30, 2023	86,329
Shareholders' equity at Aug. 31, 2023	$ 50,395,717		11,684,829	(51,548,737)	1,032,628	11,564,437
Shareholders' equity (in shares) at Aug. 31, 2023	82,795
Shareholders' equity at Aug. 31, 2024	$ 55,382,754	$ 38,725	12,080,817	(65,609,357)	1,127,048	3,019,987
Shareholders' equity (in shares) at Aug. 31, 2024	163,403	475
Total comprehensive income (loss)				(1,594,519)	(7,818)	(1,602,337)
Securities issuance - preferred shares converted [note 15]	$ 136,689					136,689
Securities issuance - preferred shares converted [note 15] (in shares)	9,877
Securities issuance, net of transaction costs [note 15] (in shares)	1,198,003
Securities issuance, net of transaction costs [note 15]	$ 7,438,849					7,438,849
Fractional securities issued due to reverse stock split (in shares)	195,203
Share-based compensation - warrants [note 16]			119,985			119,985
Share-based compensation - stock options [note 16]			18,337			18,337
Shareholders' equity at Nov. 30, 2024	$ 62,958,292	$ 38,725	$ 12,219,139	$ (67,203,876)	$ 1,119,230	$ 9,131,510
Shareholders' equity (in shares) at Nov. 30, 2024	1,566,486	475